Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	Shutterstock, Inc.
Entity Central Index Key	0001549346
Document Type	S-1
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Pre-Effective Amendment Number	1
Entity Filer Category	Non-accelerated Filer